TAXATION (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the six months ended June 30, 2024 and 2023.

	2024	2023
PRC statutory tax rate	25%	25%
Foreign loss not recognized in PRC	(12)%	(124)%
Permanent difference and others	-	160%
Change in valuation allowance	(65)%	253%
Effective tax rate	(52)%	314%

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	June 30, 2024	December 31, 2023

Tax effect of net operating losses carried forward	92,851	15,445,085
Valuation allowance	(92,851)	(15,445,085)
Deferred tax assets, net	$-	$-